Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET
The following table presents the components of property, plant and equipment, net as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Cost (1):
Land, buildings and leasehold improvements (2)	$789,111	$796,676
Instruments, machinery and equipment (3)	1,356,607	1,362,488
Office furniture and other	102,176	101,612
Motor vehicles and airplanes	53,327	51,890
	2,301,221	2,312,666
Accumulated depreciation	(1,514,249)	(1,546,134)
Depreciated cost	$786,972	$766,532

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $104,980, $101,087 and $91,731, respectively.

(1)Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $11,926 and $12,461 as of December 31, 2020 and 2019, respectively.

(2)Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,770,000 square feet	581,000 square feet	1,093,000 square feet
Leased	6,561,000 square feet	1,145,000 square feet	591,000 square feet

(a)Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

(b)Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primary in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)    Includes equipment produced by the Company for its own use in the aggregate amount of $126,147 and $118,371 as of December 31, 2020 and 2019, respectively, and capitalized costs related to the new ERP system (see Note 2N).

As for liens on assets – see Notes 21G and 21H.